Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 5,268	¥ 4,312
Salaries and welfare	2,121	2,612
Landing and navigation fees	961	1,846
Jet fuel costs	4,328	3,974
Computer reservation services	575	461
Interest expenses	426	883
Provision for major overhauls	426	883
Air catering expenses	74	147
Provision for early retirement benefits	0	1
Others	1,655	1,164
Accrued expenses	¥ 15,920	¥ 15,745	¥ 15,682